Advances from the Federal Home Loan Bank and Other Borrowings	12 Months Ended
Dec. 31, 2011
Advances from the Federal Home Loan Bank and Other Borrowings

NOTE 8 – ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS

Advances from the Federal Home Loan Bank of Chicago totaled $13.0 million at both December 31, 2011 and 2010. Advances, at interest rates from 0.30% to 3.24%, are subject to restrictions or penalties in the event of prepayment.

The Company maintains a collateral pledge agreement covering advances whereby the Company has agreed to at all times keep on hand, free of all other pledges, liens, and encumbrances, whole first mortgage loans on improved residential property not more than 90 days delinquent, aggregating no less than 167 percent of the outstanding advances from the Federal Home Loan Bank of Chicago. As noted in Note 3, the Company has also pledged securities on these advances.

At December 31, 2011, scheduled maturities of advances are as follows:

2012	$4,000
2013	4,500
2014	2,500
2015	2,000

The Company has a loan with Marshall & Ilsley Bank (“M&I Bank”) with a fixed rate of 6.0% and a balance of $1.3 million at December 31, 2011. The debt is secured by all of the outstanding capital stock of the Bank. The Company has made all required interest payments on the outstanding principal amounts on a timely basis. As a condition of the Company’s loan agreement with M&I Bank, the Bank must maintain a nonperforming assets-to-tangible-capital ratio of not more than 65% measured quarterly and not incur a net loss of more than $250,000 for the calendar year ended December 31, 2010. As of December 31, 2011, the Company was not in compliance with these debt covenants. On March 28, 2011, a forebearance agreement was entered into with M&I Bank, as a result, the maturity date was extended to February 15, 2012. On May 3, 2012, the Company and M&I Bank entered into a settlement agreement. M&I Bank has agreed to accept $900,000 plus accrued interest, attorney’s fees and other costs as full satisfaction of the indebtedness provided that such payment are made by the Company to M&I Bank on or before July 30, 2012. In addition, upon receipt of the payment, all of the liens on and security interests in favor of M&I Bank under the loan documents shall be automatically terminated and released and all indebtedness shall be deemed fully satisfied.